Investment Risks - Davis Fundamental ETF Trust	Oct. 31, 2025
Davis Select U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Davis Select U.S. Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Select U.S. Equity ETF | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select U.S. Equity ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Select U.S. Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select U.S. Equity ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select U.S. Equity ETF | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

Davis Select U.S. Equity ETF | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Select U.S. Equity ETF | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select U.S. Equity ETF | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Select U.S. Equity ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select U.S. Equity ETF | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select U.S. Equity ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select U.S. Equity ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select U.S. Equity ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select U.S. Equity ETF | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select U.S. Equity ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select U.S. Equity ETF | Mid- and Small- Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select U.S. Equity ETF | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select International ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Select International ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Select International ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Davis Select International ETF | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select International ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Select International ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select International ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select International ETF | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select International ETF | Exposure to Industry or Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.

Davis Select International ETF | China Risk Generally [Member]
Prospectus [Line Items]
Risk [Text Block]
China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.
The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

Davis Select International ETF | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Select International ETF | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Davis Select International ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select International ETF | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select International ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select International ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select International ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select International ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select International ETF | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select International ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select International ETF | Mid- and Small- Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select International ETF | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select Worldwide ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Select Worldwide ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Select Worldwide ETF | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select Worldwide ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Select Worldwide ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select Worldwide ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select Worldwide ETF | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select Worldwide ETF | Exposure to Industry or Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.

Davis Select Worldwide ETF | China Risk Generally [Member]
Prospectus [Line Items]
Risk [Text Block]
China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.
The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

Davis Select Worldwide ETF | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Select Worldwide ETF | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Davis Select Worldwide ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select Worldwide ETF | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select Worldwide ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select Worldwide ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select Worldwide ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select Worldwide ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select Worldwide ETF | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select Worldwide ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select Worldwide ETF | Mid- and Small- Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select Worldwide ETF | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select Financial ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Select Financial ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Select Financial ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Select Financial ETF | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select Financial ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Select Financial ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select Financial ETF | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select Financial ETF | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

Davis Select Financial ETF | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Select Financial ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
Davis Select Financial ETF | Interest Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Davis Select Financial ETF | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select Financial ETF | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Select Financial ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select Financial ETF | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select Financial ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select Financial ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select Financial ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select Financial ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select Financial ETF | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select Financial ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select Financial ETF | Mid- and Small- Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select Financial ETF | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.